			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Hackett Investment Advisors, Inc.
Address:  7373 N Scottsdale Road, Suite A-199
          Scottsdale, AZ  85253

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas R Hackett
Title: President
Phone: 480-483-9413

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: 116583



List of Other Included Managers:  NONE
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARC Energy Trust               COM              001986108     1958   102175 SH       SOLE                   100675              1500
                                                                38     2000 SH       DEFINED                                    2000
Alcoa Inc                      COM              013817101     3135   104450 SH       SOLE                   103900               550
Allied Capital Corp            COM              01903Q108     4603   140845 SH       SOLE                   131215              9630
                                                                65     2000 SH       DEFINED                                    2000
Ameren Corp.                   COM              023608102     2645    49235 SH       SOLE                    45900              3335
American Soil Tech Inc.        COM              02968p100        8    37000 SH       SOLE                                      37000
Amgen Incorporated             COM              031162100     2696    39460 SH       SOLE                    36250              3210
                                                                68     1000 SH       DEFINED                                    1000
At&t Corp                      COM              001957109      230     6433 SH       SOLE                      600              5833
                                                                36     1000 SH       DEFINED                                    1000
B J Services Co                COM                            1753    59775 SH       SOLE                    57775              2000
                                                                29     1000 SH       DEFINED                                    1000
Bank Of America Corp           COM              060505104      252     4726 SH       SOLE                     4006               720
Baytex Energy Trust            COM              073176109     2225   117345 SH       SOLE                   108220              9125
                                                                38     2000 SH       DEFINED                                    2000
Becton Dickinson & Co.         COM              075887109      561     8000 SH       SOLE                     7480               520
Berkshire Hathaway Class B     COM              084670207      158       43 SH       SOLE                       43
                                                                73       20 SH       DEFINED                                      20
Biostratum, Inc.               COM              090993429        0    30000 SH       SOLE                    30000
Cardiogenesis Corp             COM              14159w109       16    52389 SH       SOLE                    52389
Caspian Energy Inc.            COM              147664106        9    10000 SH       SOLE                    10000
Chevron Corp                   COM              166764100     4512    61363 SH       SOLE                    56679              4684
                                                                74     1000 SH       DEFINED                                    1000
Chicos Fas Inc.                COM              168615102     1302    62925 SH       SOLE                    62325               600
Citigroup Inc.                 COM              172967101     4540    81511 SH       SOLE                    77015              4496
ConocoPhillips                 COM              20825c104     2752    38250 SH       SOLE                    35950              2300
Cree Inc                       COM              225447101     2120   122375 SH       SOLE                   121575               800
E M C Corp Mass                COM              268648102     2615   198075 SH       SOLE                   191875              6200
Eaton Vance Tax MGD            COM              27828x100     2334   110600 SH       SOLE                   106650              3950
Eaton Vance Tax Mgd Glbl       COM              27829c105     2700   132872 SH       SOLE                   123317              9555
                                                                51     2500 SH       DEFINED                                    2500
Enbridge Energy Partners LP    COM              29250r106      584    11825 SH       SOLE                    11825
Endologix Inc                  COM              29266s106     1938   553775 SH       SOLE                   553775
Exxon Mobil                    COM              30231g102     2260    29491 SH       SOLE                    22626              6865
Franklin Street Ppty           COM              35471r106     5432   258065 SH       SOLE                   247105             10960
                                                                63     3000 SH       DEFINED                                    3000
General Elec Co                COM              369604103     6151   165292 SH       SOLE                   154175             11117
                                                               149     4000 SH       DEFINED                                    4000
Gentex Corp                    COM              371901109     2737   175930 SH       SOLE                   172770              3160
Home Depot Inc                 COM              437076102     3304    82264 SH       SOLE                    79314              2950
IShares Trusts DJ Select Divid COM              464287168      677     9575 SH       SOLE                     5557              4018
Ingersoll Rand Co Cl A         COM              G4776g101     3594    91840 SH       SOLE                    89875              1965
                                                                39     1000 SH       DEFINED                                    1000
Intel Corp                     COM              458140100     1601    79038 SH       SOLE                    59243             19795
Ishares Tr DJ US Basic Materia COM              464287838      317     5367 SH       SOLE                     3279              2088
Johnson & Johnson              COM              478160104     4981    75442 SH       SOLE                    70652              4790
                                                                66     1000 SH       DEFINED                                    1000
Kinetic Concepts Inc.          COM              49460w208     2487    62880 SH       SOLE                    60905              1975
                                                                40     1000 SH       DEFINED                                    1000
L-3 Communications Hldgs       COM              502424104      268     3275 SH       SOLE                     1775              1500
Liberty Property Trust Reit    COM              531172104     1652    33625 SH       SOLE                    32425              1200
Light Management Group Com New COM              53222e209        0    13525 SH       SOLE                                      13525
Limelight Networks Inc.        COM              532991841        0   225000 SH       SOLE                   225000
Lyondell Petrochemical Co.     COM              552078107     2326    90970 SH       SOLE                    90970
Medcath                        COM              58404w109     1543    56382 SH       SOLE                    56382
Medtronic Inc.                 COM              585055106     2654    49598 SH       SOLE                    49098               500
                                                                54     1000 SH       DEFINED                                    1000
Microsoft Corp                 COM              594918104     2778    93046 SH       SOLE                    91746              1300
                                                                60     2000 SH       DEFINED                                    2000
One Source Technologies        COM              68272m109        0    28500 SH       SOLE                    28500
Pepsico Inc                    COM              713448108      678    10842 SH       SOLE                     1212              9630
                                                                63     1000 SH       DEFINED                                    1000
Pfizer                         COM              717081103     4503   173864 SH       SOLE                   169289              4575
                                                                52     2000 SH       DEFINED                                    2000
Procter & Gamble Co            COM              742718109      267     4156 SH       SOLE                     3066              1090
St Paul Companies Inc          COM              792860108     4170    77675 SH       SOLE                    75825              1850
Valero LP                      COM              91913w104     1195    21430 SH       SOLE                    19896              1534
Verizon Communications         COM              92343v104      237     6360 SH       SOLE                     6360
                                                                37     1000 SH       DEFINED                                    1000
Wal Mart Stores Inc            COM              931142103      342     7405 SH       SOLE                     4405              3000
                                                                46     1000 SH       DEFINED                                    1000
Washington Mutual Inc          COM              939322103     2060    45275 SH       SOLE                    43350              1925
Westamerica Bancorp            COM              957090103     3410    67355 SH       SOLE                    64155              3200
Wyeth                          COM              983024100      317     6225 SH       SOLE                     5225              1000
Zebra Technologies Cp          COM              989207105     2761    79355 SH       SOLE                    78905               450
Power Medical Interventions, I                  power           50    45687 SH       SOLE                    45687
Utd Sts Steel LLC                               91263p204     1004    40200 SH       SOLE                    39700               500
Crescent Real Conv A Pfd                        225756204     4044   184825 SH       SOLE                   182125              2700